N-6	Jun. 01, 2026
Prospectus:
Document Type	N-6
Entity Registrant Name	Nationwide VL Separate Account-G
Entity Central Index Key	0001313581
Entity Investment Company Type	N-6
Document Period End Date	Jun. 01, 2026
Amendment Flag	false
Nationwide Accumulator IVUL - Series H
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	Effective May 1, 2026, in Appendix A: Underlying Mutual Funds Available Under the Policy, the value in the Current Expenses cell for the following underlying mutual fund(s) is deleted and replaced as follows:
Underlying Mutual Fund	Current Expenses
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B	1.17%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B	1.20%*

Portfolio Companies [Table Text Block]
Underlying Mutual Fund	Current Expenses
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B	1.17%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B	1.20%*

Nationwide Accumulator IVUL - Series H | AllianceBernstein Variable Products Series Fund Inc. - AB VPS International Value Portfolio Class B
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Current Expenses [Percent]	1.17%
Nationwide Accumulator IVUL - Series H | AllianceBernstein Variable Products Series Fund Inc. - AB VPS Sustainable Global Thematic Portfolio Class B
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B
Current Expenses [Percent]	1.20%
Nationwide Marathon VUL Ultra
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	Effective May 1, 2026, in Appendix A: Underlying Mutual Funds Available Under the Policy, the value in the Current Expenses cell for the following underlying mutual fund(s) is deleted and replaced as follows:
Underlying Mutual Fund	Current Expenses
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B	1.17%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B	1.20%*

Portfolio Companies [Table Text Block]
Underlying Mutual Fund	Current Expenses
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B	1.17%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B	1.20%*

Nationwide Marathon VUL Ultra | AllianceBernstein Variable Products Series Fund Inc. - AB VPS International Value Portfolio Class B
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Current Expenses [Percent]	1.17%
Nationwide Marathon VUL Ultra | AllianceBernstein Variable Products Series Fund Inc. - AB VPS Sustainable Global Thematic Portfolio Class B
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B
Current Expenses [Percent]	1.20%
Nationwide Protector IVUL - Series H
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	Effective May 1, 2026, in Appendix A: Underlying Mutual Funds Available Under the Policy, the value in the Current Expenses cell for the following underlying mutual fund(s) is deleted and replaced as follows:
Underlying Mutual Fund	Current Expenses
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B	1.17%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B	1.20%*

Portfolio Companies [Table Text Block]
Underlying Mutual Fund	Current Expenses
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B	1.17%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B	1.20%*

Nationwide Protector IVUL - Series H | AllianceBernstein Variable Products Series Fund Inc. - AB VPS International Value Portfolio Class B
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Current Expenses [Percent]	1.17%
Nationwide Protector IVUL - Series H | AllianceBernstein Variable Products Series Fund Inc. - AB VPS Sustainable Global Thematic Portfolio Class B
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B
Current Expenses [Percent]	1.20%
Nationwide Accumulator IVUL
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	Effective May 1, 2026, in Appendix A: Underlying Mutual Funds Available Under the Policy, the value in the Current Expenses cell for the following underlying mutual fund(s) is deleted and replaced as follows:
Underlying Mutual Fund	Current Expenses
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B	1.17%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B	1.20%*

Portfolio Companies [Table Text Block]
Underlying Mutual Fund	Current Expenses
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B	1.17%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B	1.20%*

Nationwide Accumulator IVUL | AllianceBernstein Variable Products Series Fund Inc. - AB VPS International Value Portfolio Class B
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Current Expenses [Percent]	1.17%
Nationwide Accumulator IVUL | AllianceBernstein Variable Products Series Fund Inc. - AB VPS Sustainable Global Thematic Portfolio Class B
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B
Current Expenses [Percent]	1.20%
Nationwide Protector IVUL
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	Effective May 1, 2026, in Appendix A: Underlying Mutual Funds Available Under the Policy, the value in the Current Expenses cell for the following underlying mutual fund(s) is deleted and replaced as follows:
Underlying Mutual Fund	Current Expenses
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B	1.17%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B	1.20%*

Portfolio Companies [Table Text Block]
Underlying Mutual Fund	Current Expenses
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B	1.17%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B	1.20%*

Nationwide Protector IVUL | AllianceBernstein Variable Products Series Fund Inc. - AB VPS International Value Portfolio Class B
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Current Expenses [Percent]	1.17%
Nationwide Protector IVUL | AllianceBernstein Variable Products Series Fund Inc. - AB VPS Sustainable Global Thematic Portfolio Class B
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B
Current Expenses [Percent]	1.20%